Annual Operating Expenses {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-09 - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund
Sep. 29, 2020
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.48%